Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	$ 2,346.4
Goodwill, end of the year	2,384.0	$ 2,346.4
Gross
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	2,524.4	2,362.3
Acquisitions	74.2	64.7
Impact of foreign exchange	(36.6)	97.4
Goodwill, end of the year	2,562.0	2,524.4
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Goodwill, beginning of the year	(178.0)
Goodwill, end of the year	$ (178.0)	$ (178.0)